Recorded Liabilities and Major Assumptions Underlying Future Policy Benefits (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Long Term Care Insurance Contracts		Dec. 31, 2011 Long Term Care Insurance Contracts		Dec. 31, 2012 Structured Settlements with Life Contingencies		Dec. 31, 2011 Structured Settlements with Life Contingencies		Dec. 31, 2012 Annuity Contracts with Life Contingencies		Dec. 31, 2011 Annuity Contracts with Life Contingencies		Dec. 31, 2012 Traditional Life Insurance Contracts		Dec. 31, 2011 Traditional Life Insurance Contracts		Dec. 31, 2012 Supplementary Contracts with Life Contingencies		Dec. 31, 2011 Supplementary Contracts with Life Contingencies		Dec. 31, 2012 Accident and Health Insurance Contracts		Dec. 31, 2011 Accident and Health Insurance Contracts
Insurance Reserves [Line Items]
Liability for long-term care insurance contracts, Interest rate assumption, Low end				4.00%	[1]	4.00%	[1]
Liability for long-term care insurance contracts, Interest rate assumption, High end				7.50%	[1]	7.50%	[1]
Structured settlements with life contingencies, Interest rate assumption, Lower limit								1.50%	[2]	1.50%	[2]
Structured settlements with life contingencies, Interest rate assumption, Upper limit								8.00%	[2]	8.00%	[2]
Liability for policyholder contract deposits, Interest rate, annuities, Low end												1.50%	[2]	1.50%	[2]
Liability for policyholder contract deposits, Interest rate, annuities, High end												8.00%	[2]	8.00%	[2]
Traditional life insurance contracts, Interest rate assumption, Lower limit																2.50%	[3]	2.50%	[3]
Traditional life insurance contracts, Interest rate assumption, Upper limit																7.50%	[3]	7.50%	[3]
Supplementary contracts with life contingencies, Interest rate, Low end																				1.50%	[2]	1.50%	[2]
Supplementary contracts with life contingencies, Interest rate, High end																				8.00%	[2]	8.00%	[2]
Accident and health insurance contracts, Interest rate, Low end																								3.50%	[4]	3.50%	[4]
Accident and health insurance contracts, Interest rate, High end																								7.00%	[4]	7.00%	[4]
Future policy benefits	$ 33,601	$ 33,505	$ 32,175	$ 16,111	[1]	$ 14,773	[1]	$ 9,398	[2]	$ 9,503	[2]	$ 4,977	[2]	$ 4,907	[2]	$ 2,762	[3]	$ 2,730	[3]	$ 251	[2]	$ 255	[2]	$ 6	[4]	$ 7	[4]

[1]	The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
[2]	Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
[3]	Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term table and (IA) Standard Table 1996 (modified).
[4]	The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality.